Statement of compliance	12 Months Ended
Jun. 30, 2026
Statement of compliance
Statement of compliance
1	Statement of compliance

The consolidated annual financial statements for the year ended 30 June 2026 have been prepared in accordance with IFRS® Accounting Standards, the Financial Pronouncements as issued by the Financial Reporting Standards Council and SAICA Financial Reporting Guides as issued by the Accounting Practices Committee, the JSE Listings Requirements and the South African Companies Act. The consolidated financial statements were approved for issue by the Board on 1 September 2026 and will be presented to shareholders at the Company’s annual general meeting on 13 November 2026.

Basis of preparation of financial results

The consolidated financial statements are prepared using the historic cost convention except that, certain items, including derivative instruments, plan assets for defined benefit pension plans, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value. The consolidated financial statements are presented in South African rand, which is Sasol Limited’s presentation currency, rounded to the nearest million, unless indicated otherwise.

Going concern

The consolidated financial statements are prepared on the going concern basis. Based on forecasts and available cash resources, the Group and Company have adequate resources to continue normal operations into the foreseeable future.

Climate change

Climate considerations are central to our strategy, guiding decisions and value creation. We are committed to our 2030 greenhouse gas (GHG) reduction target and are progressing the optimisation of our energy and feedstock mix to lower carbon intensity. Aligned with our ’Grow and Transform‘ strategic pillar, we are focused on developing lower carbon intensity revenue streams that deliver strong, sustainable cash flows and competitive returns. Our long-term ambition is clear: to achieve net zero emissions, while creating value for our stakeholders and supporting South Africa’s energy transition in a manner that delivers accretive shared value.

As part of our commitment to climate action and the transition to a lower-carbon economy, Sasol has set short-term GHG emission reduction targets that are aligned with our long-term decarbonisation pathway. We aim to reduce Scope 1 and 2 emissions by 30% by 2030 for our Southern Africa Energy and Chemicals and International Chemicals businesses. This target reflects our ongoing efforts to decarbonise our operations through a portfolio of mitigation levers, including process efficiency improvements, renewable energy integration, and low-carbon technology deployment. In addition, we have committed to reducing absolute Scope 3 Category 11 emissions (use of sold products) by 20% by 2030, applicable to our Southern Africa Energy and Chemicals business. These reduction targets are underpinned by targeted interventions designed to deliver measurable emissions reductions while maintaining the competitiveness and resilience of our operations.

Where reasonable and supportable, management has considered the impact of these 2030 targets on a number of key estimates within the financial statements including the estimates of future cash flows used in impairment assessments of non-current assets (refer to note 8), useful lives of property, plant and equipment (refer to note 16), purchase and capital commitments (refer to note 3 and 16), the estimates of future profitability used in our assessment of the recoverability of deferred tax assets (refer to note 11) and the timing and amount of environmental obligations (refer to note 29), and the determination of targets for the Group’s long-term incentive plan (refer note 32).

1	Statement of compliance continued

IBOR reform

Nature and extent of risk arising from interest rate benchmark reform.

The Group has limited remaining exposure to financial instruments and arrangements that reference the Johannesburg Interbank Average Rate (JIBAR), which will cease on 31 December 2026 and be replaced by the South African Rand Overnight Index Average (ZARONIA). Remaining exposures primarily relate to certain debt instruments, agreements and valuations. While uncertainties remain regarding certain aspects of the market-wide transition, the Group's overall exposure to benchmark reform is not considered significant.

Progress of transition to alternate benchmark interest rates

Management continues to actively monitor developments relating to the cessation of JIBAR and the transition to ZARONIA. Key actions undertaken include:

●	The inclusion of transitional provisions relating to ZARONIA in relevant financing documentation.
●	A legal review to identify existing agreements or arrangements containing JIBAR-linked provisions in order to replace or amend as required.
●	The Group has conducted an initial assessment and confirmed limited systems dependencies relating to JIBAR.
●	Ongoing monitoring of the Group's Domestic Medium Term Note (DMTN) programme listed on the JSE, with final guidance regarding benchmark transition still awaited from the South African Reserve Bank (SARB) (refer to note 13).
●	Assessment of the impact of benchmark reform on the valuation of certain derivative instruments, including zero-cost collars.

Based on work performed to date, the Group expects the transition from JIBAR to ZARONIA to be completed in accordance with applicable market practice and does not anticipate material economic impact from the transition.

Judgements and estimates relating to interest rate benchmark reform

Management has assessed that the transition from JIBAR to ZARONIA is not expected to result in significant liquidity risk, covenant breaches, operational disruption or material changes to future cash flows. This assessment reflects the Group's limited residual exposure to JIBAR, the progress made in transitioning contracts and systems, and current expectations regarding market implementation of ZARONIA. The assessment of any valuation impacts on derivative instruments remains ongoing and will be finalised as additional information becomes available.

Accounting policies

The accounting policies applied in the preparation of these consolidated financial statements are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2025.

1	Statement of compliance continued

Accounting standards, amendments and interpretations issued which are relevant to the Group, but not yet effective

The Group continuously evaluates the impact of new accounting standards, amendments to accounting standards and interpretations. It is expected that where applicable, these standards and amendments will be adopted on each respective effective date as indicated below. The new accounting standards and amendments to accounting standards issued which are relevant to the Group, but not yet effective on 30 June 2026, include:

Amendment to IFRS 9 and IFRS 7 – ‘Classification and Measurement of Financial Instruments’

These amendments:

●	clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
●	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
●	add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets); and
●	make updates to the disclosures for equity instruments designated at Fair Value through Other Comprehensive Income (FVOCI).

The Group continues to assess the impact of these amendments which are effective for the Group’s annual reporting period beginning on 1 July 2026.

Amendments to IFRS 9 and IFRS 7 – ‘Contracts referencing nature-dependent electricity’

These amendments:

●	allow a company to apply the own-use exemptions to contracts referencing nature-dependent electricity if the company has, and expects to be, a net purchaser of electricity for the contract period. This amendment will apply retrospectively using facts and circumstances at the beginning of the reporting period of initial application (without requiring prior periods to be restated);
●	permit hedge accounting if the contracts are used as hedging instruments. Applying hedge accounting could help companies to reduce profit or loss volatility by reflecting how these contracts hedge the price of future electricity purchases or sales. This amendment will apply prospectively to new hedging relationships designated on or after the date of initial application. It will also allow companies to discontinue an existing hedging relationship, if the same hedging instrument (i.e., nature-dependent electricity contract) is designated in a new hedging relationship applying the amendment; and
●	include additional disclosures required where a company may apply the own-use exemption to certain contracts under the amendments and therefore would not recognise these contracts in its statement of financial position (only recognise if executory contract is onerous).

The Group is assessing the impact of these amendments which are effective for the Group’s annual reporting period beginning on 1 July 2026.

1	Statement of compliance continued

Amendments to IFRS 9 ‘Financial instruments’ – Transaction Price

This amendment removes the conflict between IFRS 9 and IFRS 15 over the amount at which the trade receivable is initially measured. Under IFRS 15, a trade receivable may be recognised at an amount that differs from the transaction price e.g., when the transaction price is variable. Conversely, IFRS 9 requires that companies initially measure trade receivables without a significant financing component at the transaction price. IFRS 9 has been amended to require companies to initially measure a trade receivable without a significant financing component at the amount determined by applying IFRS 15.

The Group is assessing the impact of these amendments which are effective for the Group’s annual reporting period beginning on 1 July 2026.

Amendments to IFRS 16 ‘Leases’ – Lessee derecognition of lease liabilities

The amendment states that when lease liabilities are derecognised under IFRS 9, the difference between the carrying amount and the consideration paid is recognised in profit or loss. However, the amendment does not address how to distinguish between derecognition and modification of a lease liability.

The Group is assessing the impact of these amendments which are effective for the Group’s annual reporting period beginning on 1 July 2026.

IFRS 18 ‘Presentation and Disclosure in Financial Statements’

This standard will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after 1 January 2027. The standard will be effective for the Group’s annual reporting period beginning on 1 July 2027. The Group has not early adopted the new accounting standard in preparing these financial statements; however earlier application is permitted.

IFRS 18 requires a more structured statement of profit or loss and greater disaggregation of information. The Group is in the process of assessing the estimated impact that the initial application of IFRS 18 will have on its consolidated financial statements.

The expected impacts in the period of initial application are described below. The actual impacts of adopting the accounting standard on 1 July 2027 may change because:

●	the Group has not finalised the assessment and implementation of changes to processes and controls; and
●	the new accounting policies are subject to change until the Group presents its first consolidated financial statements that include the date of initial application.

1	Statement of compliance continued

Structure of the income statement

IFRS 18 requires entities to classify all income and expenses into five categories in the income statement, namely operating, investing, financing, income tax and discontinued operations. Classification of income and expenses depends on the main business activities of an entity. The Group has determined that it does not have a specified main business activity of investing in assets and/or providing financing to customers.

Neither net profit nor net assets will change as a result of the Group’s adoption of IFRS 18. However, the Group will be required to present two newly defined subtotals, which are ‘operating profit’ and ‘profit or loss before financing and income taxes’. The ‘operating profit’ subtotal differs from the current ‘operating profit before remeasurement items’ subtotal presented by the Group. Based on the information currently available, the Group expects significant changes to the current structure of the income statement to result from the following:

●	share of profit (loss) of equity-accounted investees is currently presented above operating profit before remeasurement items subtotal. Income and expenses from equity-accounted investments are always classified in the investing category under IFRS 18, including any remeasurement items. Accordingly, the Group’s share of profit of equity-accounted investees and any remeasurement items on equity-accounted investees will be classified and presented in the investing category.
●	interest income and expenses are generally included in finance income and finance costs under the Group’s current accounting policy and are presented as separate line items above the (loss)/earnings before tax subtotal. IFRS 18 provides specific guidance on the interest income and expenses that will be classified in the investing and financing categories.
o	interest income on certain financial assets held by the Group (e.g., interest income on cash and cash equivalents) will be classified and presented in the investing category
o	interest expense on ‘financing’ and ‘other’ liabilities as defined in IFRS 18 will continue to be classified and presented in the financing category (e.g., interest expense on financial liabilities not measured at FVTPL and unwind of discount on environmental provisions)
●	Net foreign exchange differences are currently included in the other expenses and income line item presented above the operating profit before remeasurement items subtotal. Under IFRS 18, foreign exchange differences are required to be presented in the same category as the income and expenses from the items that gave rise to the differences unless such classification will result in undue cost and effort in which case it will all be classified in the operating category. The Group is in the process of determining in which categories its foreign exchange differences will be classified and whether such determination can be made without undue cost and effort. For example, foreign exchange differences on trade payables will be classified in the operating category.

Under IFRS 18, operating expenses are classified and presented by nature, function or using a mixed presentation. The Group has determined that continued classification and presentation on a by nature basis will provide the most useful structured summary of operating expenses.

1	Statement of compliance continued

Management-defined performance measures

Management-defined performance measures (MPMs) are subtotals of income and expenses used in public communications outside of the financial statements that communicate to users management’s view of an aspect of the financial performance of the entity as a whole. The Group will be required to disclose specific information about MPMs in a single note in the financial statements.

The Group has developed a process to determine public communications relevant when identifying MPMs. MPMs relate to the same reporting period as the financial statements. Therefore, MPMs disclosed by the Group following adoption of IFRS 18 will be determined based on public communications issued by the Group relating to the 2028 reporting period.

Principles of aggregation and disaggregation

IFRS 18 provides enhanced principles on how to group information in the financial statements. It also introduces guidance on labelling and describing items presented in the primary financial statements or disclosed in the notes.

The Group is assessing the grouping of items on the basis of similar and dissimilar characteristics. Based on this assessment, it will present line items in the primary financial statements that provide useful structured summaries and disclose additional material information in the notes.

The Group is also assessing line items currently labelled as ‘other’ and will use more informative labels.

Consequential amendments

IFRS 18 introduces consequential amendments to IAS 7 Statement of Cash Flows, which require entities to use the newly defined operating profit subtotal as a starting point for the statement of cash flows when presenting operating cash flows under the indirect method. The Group currently used earnings/(loss) before interest and tax as the starting point of the reconciliation to cash flows from operating activities. Certain adjusting items included in the reconciliation will change as a result of the new starting point. For example, the Group’s share of profit(loss) of equity-accounted investees will no longer be an adjusting item, as this amount will not be included in the operating profit starting point. Cash distributions from these investees will be included in cash flows from investing activities.

The consequential amendments also provide specific guidance on the classification of interest and dividend cash flows. The Group will classify cash flows from interest paid as financing activities rather than operating activities under this guidance. Cash flows from interest and dividends received and from dividends paid will be classified as investing activities and financing activities, respectively.

Amendments to IFRS 20 ‘Regulatory Assets and Regulatory Liabilities’

IFRS 20 requires a company subject to a specific type of rate regulation to provide information about its regulatory assets and liabilities as well as regulatory income and expenses. This information will help investors understand specific effects of that regulation on a company’s financial performance and financial position.

The Group will assess the impact of this new standard which will be effective for the Group's annual reporting period beginning on 1 July 2029.